Annual Total Returns - Fidelity Advisor Freedom® 2030 Fund [BarChart] - 03.31 Fidelity Advisor Freedom Funds Class Z6 PRO-10 - Fidelity Advisor Freedom® 2030 Fund	Jul. 15, 2022
Bar Chart Table:
Annual Return, Inception Date	Jun. 06, 2017
Class Z6
Bar Chart Table:
Annual Return 2018	(6.29%)
Annual Return 2019	23.03%
Annual Return 2020	15.33%
Annual Return 2021	11.34%